Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates Used to Translate Amounts

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB):

Period Covered	Balance Sheet Date Rates	Average Rates
Year ended December 31, 2024	7.1884	7.1217
Year ended December 31, 2023	7.0827	7.0467

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2024	0.9552	0.9503
Year ended December 31, 2023	0.9012	0.9153

Schedule of Property and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is calculated based on their cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	5 - 20 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 years

Schedule of Assets Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observation Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance
Publicly listed equity securities
As of December 31, 2024	$12,952,597	-	-	12,952,597
As of December 31, 2023	$13,317,882	-	-	13,317,882